Income taxes (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Unrecognized deferred income tax assets	R$ 1,211,909	R$ 778,080
One Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Recognized deferred income tax assets	R$ 9,508